Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Summary of specific financial information related to sales to external customers
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$1,638,404	$1,744,630	$1,388,265
Commodity Trading and Milling	3,023,531	2,689,786	1,808,948
Marine	969,575	928,548	853,565
Sugar	288,315	259,786	195,993
Power	255,390	111,391	124,034
All Other	13,918	12,761	14,897
Segment/Consolidated Totals	$6,189,133	$5,746,902	$4,385,702

Summary of specific financial information related to operating income (loss)
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$122,556	$259,271	$213,325
Commodity Trading and Milling	71,852	43,225	34,432
Marine	26,111	(3,904)	47,612
Sugar	60,180	65,101	31,741
Power	55,042	60,845	13,424
All Other	607	(1,191)	832
Segment Totals	336,348	423,347	341,366
Corporate	(26,687)	(16,143)	(20,300)
Consolidated Totals	$309,661	$407,204	$321,066

Summary of specific financial information related to income (loss) from affiliates
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Commodity Trading and Milling	$10,467	$13,450	$20,983
Sugar	88	440	980
Turkey	20,152	12,731	(998)
Segment/Consolidated Totals	$30,707	$26,621	$20,965

Summary of specific financial information related to depreciation and amortization
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$43,014	$43,866	$50,813
Commodity Trading and Milling	6,330	5,567	5,165
Marine	23,490	22,675	22,743
Sugar	11,222	8,289	7,180
Power	5,467	192	204
All Other	366	403	428
Segment Totals	89,889	80,992	86,533
Corporate	327	231	269
Consolidated Totals	$90,216	$81,223	$86,802

Summary of specific financial information related to total assets
	December 31,
(Thousands of dollars)	2012	2011

Pork	$740,245	$738,574
Commodity Trading and Milling	992,507	755,903
Marine	281,215	261,781
Sugar	254,445	269,564
Power	235,377	165,118
Turkey	423,825	312,164
All Other	5,288	6,257
Segment Totals	2,932,902	2,509,361
Corporate	414,879	497,367
Consolidated Totals	$3,347,781	$3,006,728

Summary of specific financial information related to investments in and advances to affiliates
	December 31,
(Thousands of dollars)	2012	2011

Commodity Trading and Milling	$186,873	$160,402
Sugar	2,775	3,177
Turkey	220,894	201,261
Segment/Consolidated Totals	$410,542	$364,840

Summary of specific financial information related to capital expenditures
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Pork	$52,333	$39,890	$9,568
Commodity Trading and Milling	22,817	5,192	2,390
Marine	35,365	31,210	28,411
Sugar	22,066	22,626	30,620
Power	25,022	84,041	31,709
All Other	112	60	362
Segment Totals	157,715	183,019	103,060
Corporate	1,040	729	276
Consolidated Totals	$158,755	$183,748	$103,336

Geographic summary of net sales based on the location of product delivery
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Caribbean, Central and South America	$2,566,056	$2,225,829	$1,702,823
Africa	1,471,574	1,489,409	1,061,221
United States	1,303,533	1,328,116	1,079,316
Canada/Mexico	351,505	407,593	245,935
Pacific Basin and Far East	334,215	238,116	198,100
Europe	87,741	8,367	19,927
Eastern Mediterranean	74,509	49,472	78,380
Totals	$6,189,133	$5,746,902	$4,385,702

Geographic summary of the entity's long-lived assets according to their physical location and primary port for the vessels
	December 31,
(Thousands of dollars)	2012	2011
United States	$530,169	$515,375
Dominican Republic	140,195	120,707
Argentina	108,492	111,726
All other	66,371	50,419
Totals	$845,227	$798,227